Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2016
Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2013	1,666	$60.00
Granted	45,180	29.76
Vested	(1,666)	60.00
Forfeited or expired	-	-
Outstanding at December 31, 2014	45,180	$29.76
Granted	91,449	18.32
Vested	(15,060)	29.76
Forfeited or expired	-	-
Outstanding at December 31, 2015	121,569	$21.15
Granted	124,989	3.04
Vested	(45,543)	22.10
Forfeited or expired	-	-
Outstanding at December 31, 2016	201,015	$9.68